Investment in Securities (Tables)	6 Months Ended
Jun. 30, 2025
Investment in Securities [Abstract]
Schedule of Changes in Investments

The following table summarizes the changes in investments for the six months ended June 30, 2025 and year ended December 31, 2024:

	Public Company Investment	Private Company Investment	Convertible Debenture	Total
Balance, December 31, 2023	$-	-	-	-
Purchases	-	139,084	-	139,084
Balance, December 31, 2024	$-	139,084	-	139,084
Purchases	$870,100	-	125,000	995,100
Transfer	139,084	(139,084)	-	-
Acquired in the sale of Skincare business	728,550	-	-	728,550
Proceeds on sale	(1,109,921)	-	-	(1,109,921)
Interest	-	-	4,620	4,620
Realized loss	(371,494)	-	-	(371,494)
Unrealized loss	56,305	-	182,594	238,899
Balance, June 30, 2025	$312,624	-	312,214	624,838

Schedule of Financial Instruments Measured at Fair Value on a Recurring Basis

The following table presents the Company’s financial instruments measured at fair value on a recurring basis as of June 30, 2025, in accordance with the fair value hierarchy of ASC 820:

Fair Value Measurement Using:	Level 1	Level 2	Level 3	Total
Equity securities	$312,624	–	–	312,624
Convertible debenture	-	312,214	–	312,214
Total	$312,624	312,214	–	624,838